Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 952,196	$ 1,082,286
Operating expense	(680,054)	(654,804)
Depreciation and depletion	(187,172)	(196,892)
Cost of sales	(867,226)	(851,696)
Income from mine operations	84,970	230,590
Care and maintenance expense	(9,473)	(15,274)
Exploration expense	(18,423)	(16,253)
General and administration expense	(46,682)	(52,590)
Income from operations	10,392	146,473
Finance expense	(40,352)	(41,551)
Finance income	5,611	2,816
Share of net (loss) income of associates	(6,178)	735
Other (expense) income	(67,880)	426,562
(Loss) income before taxes	(98,407)	535,035
Income tax (expense) recovery	(7,620)	19,854
Net (loss) income	$ (106,027)	$ 554,889
Net (loss) income per share
Basic (in dollars per share)	$ (0.35)	$ 1.95
Diluted (in dollars per share)	$ (0.35)	$ 1.69
Weighted average shares outstanding
Basic (in shares)	304,001,631	284,932,357
Diluted (in shares)	304,001,631	333,734,701